SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

Principles of consolidation
Principles of consolidation

The consolidated financial statements of the Company include the financial statements of Renren Inc., its subsidiaries, its VIEs and VIEs' subsidiaries. All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Company's consolidated financial statements include, but are not limited to, revenue recognition, allowance for financing receivable, allowance for doubtful accounts, share-based compensation, deferred tax valuation allowance, income taxes, impairment of goodwill and indefinite-lived intangible assets, fair value of derivative financial instruments and long-term available-for-sale investments, and impairment of long-term and short-term investments.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash on hand.

Restricted cash
Restricted cash

Restricted cash primarily consists of cash deposits used to secure debt borrowings of the Company which is expected to be released in accordance with the debt agreement. Additionally, restricted cash as of December 31, 2015 also included cash received from a short-term debt borrowing restricted as to withdrawal and usage until the maturity of such short-term debt agreement. Such balance was released during the year ended December 31, 2016 upon repayment of the related short-term debt borrowing (see Note 11(ii)).

Fair value
Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

⋅	Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

⋅
Level 2-inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

⋅
Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Investments
Investments

(1)	Short-term investments

The Company's short-term investments comprise of marketable securities which are classified as trading and available-for-sale, and derivative financial instruments that are regarded as assets. The trading investments are reported at fair values with the changes in fair values of those investments recognized as gain or loss. The available-for-sale investments are reported at fair values with the unrealized gains or losses recorded as accumulated other comprehensive income in equity. The Company's derivative financial instruments are measured at fair value. The changes in fair values of those derivative instruments are recognized as gain or loss.

The Company reviews its available-for-sale short-term investments for other-than-temporary impairment ("OTTI") based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Company considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Company's intent and ability to hold the investment. The Company separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security's amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in the consolidated statements of comprehensive income (loss) if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

(2)	Long-term investments

Equity method investments

Equity investment in common stock or in-substance common stock of an entity where the Company can exercise significant influence, but not control, is accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements are also considered in determining whether the equity method of accounting is appropriate.  An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Company considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

Under the equity method, the investment is initially recorded at cost and adjusted for the Company's share of undistributed earnings or losses of the investee. Investment losses are recognized until the investment is fully written down as the Company does not guarantee the investee's obligations nor it is committed to provide additional funding.

When the Company's carrying value in an equity method affiliated company is reduced to zero, no further losses are recorded in the Company's consolidated financial statements unless the Company guaranteed obligations of the affiliated company or has committed additional funding. When the affiliated company subsequently reports income, the Company will not record its share of such income until it exceeds the amount of its share of losses not previously recognized.

The Company’s management regularly evaluates the impairment of the equity investment based on performance and the financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee's cash position, recent financings, projected and historical financial performance, cash flow forecasts and financing needs. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Warrants and call options

Warrants and call options represent the financial instruments purchased by the Company to acquire additional equity interest if the counterparty fulfilled certain conditions during certain period of time. Such warrants and purchased call options are recorded at fair value at the acquisition date and carried at cost less impairment.

Cost method investments

For equity investments in an investee that are not considered debt securities or equity securities that have readily determinable fair values and over which the Company neither has significant influence nor control, the Company carries the investment at cost and recognizes income as any dividends declared from distribution of investee's earnings. The Company reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Held-to-Maturity investment

Held-to-maturity investment consists of debt securities that the Company purchased from SoFi Lending Corp., which will mature on July 3, 2032 and has a fixed annual interest rate of 4%. The Company has the positive intent and ability to hold the securities to maturity. The Company's held-to-maturity investment is classified as long-term investments on the consolidated balance sheets based on their contractual maturity dates and are stated at their amortized costs. In December 2016, the Company received the remainder of the principal and earned interest.

Available-for-sale investment

The Company’s investments in convertible redeemable preferred shares and convertible debt are classified as available-for-sale investments which are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. The Company monitors the investments for OTTI by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the Company’s intent and ability to hold the investment as well as other company-specific information. An impairment loss on the available-for-sale securities is recognized in the consolidated statements of operations and comprehensive income when the decline in value is determined to be other-than-temporary.

Accounts receivable and allowance for doubtful accounts
Accounts receivable and allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business from continuing operations which mainly consists of online advertising services and IVAS. An allowance for doubtful accounts is provided based on aging analyses of accounts receivable balances, historical bad debt rates, repayment patterns and customer credit worthiness.

Financing receivable
Financing receivable

Financing receivable represents receivables derived from the internet finance business. Financing receivable is recorded at amortized cost, reduced by a valuation allowance estimated as of the balance sheet date. The amortized cost of a financing receivable is equal to the unpaid principal balance, plus net deferred origination costs. Net deferred origination costs are comprised of certain direct origination costs, net of origination fees received. Origination fees include fees charged to the individuals or companies that increase the financing’s effective yield. Direct origination costs in excess of origination fees received are included in the financing receivable and amortized over the financing term using the effective interest method. Financing origination costs are limited to direct costs attributable to originating the financing, including commissions and personnel costs directly related to the time spent by those individuals performing activities related to the origination.

Due to limitations imposed by PRC laws and regulations, the Company appointed a senior management member (the “Intermediary”) to act as an intermediary to facilitate certain financing services for its internet finance business (the “Intermediary Business Model”). Under the Intermediary Business Model, each individual or company is arranged to sign the financing agreement with the Intermediary. The Company provides funds to the Intermediary to finance the individuals or companies in accordance with the financing agreement. Immediately upon signing a financing agreement with an individual or a company, the Intermediary then transfers all of the creditor’s rights arising from the financing agreement to the Company. Additionally, once investors are identified by the Company on Renren Licai, the Company transfers the underlying creditor’s rights to the investors through the Intermediary. The Company, through the Intermediary, agrees to repurchase the creditor's rights from the investors prior to or upon the maturity of the investment period therefore acting as a principal in the transaction.

Under the Intermediary Business Model, the Intermediary is acting as an agent for the Company. As noted above, the funds provided to the individuals and companies are obtained from the Company who further agrees to take all the risk arising from the potential breaches of agreement by the individuals or the companies receiving financing. Additionally, the Intermediary’s role is restricted to sign agreements with individuals and companies receiving financing, and investors and the Intermediary has no obligation to make any repayment to the investors once the creditors’ rights are transferred. As such, the Intermediary never puts his own funds at risk and bears no risk in the arrangement and is considered an agent.

In May 2016, the Company terminated all of its financing business conducted under the Intermediary Business Model. All subsequent financing has been performed by the Company.

Allowance for financing receivable
Allowance for financing receivable

An allowance for financing receivable is established through periodic charges to the provision for financing receivable losses when the Company believes that the future collection of principal is unlikely. Subsequent recoveries, if any, are recorded as credits against the allowance. The Company evaluates the creditworthiness of its portfolio based on a pooled basis due to the composition of homogeneous financing with similar size and general credit risk characteristics for similar financing businesses. The Company considers the credit worthiness of the individuals and the companies receiving financing, aging of the outstanding financing receivable and other specific circumstances related to the financing when determining the allowance for financing receivable. The allowance is subjective as it requires material estimates including such factors as known and inherent risks in the financing portfolio, adverse situation that may affect the ability of the individuals and the companies receiving financing to repay and current economic conditions. Recovery of the carrying value of financing receivable is dependent to a great extent on conditions that are beyond the Company’s control.

Nonaccrual financing receivable
Nonaccrual financing receivable

Financing income is calculated based on the contractual rate of the financing and recorded as financing income over the life of the financing using the effective interest method. Financing receivables are placed on non-accrual status upon reaching 90 days past due for these arising from financing for installment sales and apartment rental financing, or when reasonable doubt exists as to the full, timely collection of the financing receivable. When a financing receivable is placed on non-accrual status, the Company stops accruing financing income. Financing receivable is returned to accrual status if the related individual or company has performed in accordance with the contractual terms for a reasonable period of time and, in the Company’s judgment, will continue to make period principal and financing income payments as scheduled.

Transfer of financial instruments
Transfer of financial instruments

Sales and transfers of financial instruments are accounted under authoritative guidance for the transfers and servicing of financial assets and extinguishment of liabilities.

Through Renren Licai, the Company identifies individual investors and transfers creditors’ rights originated from the aforementioned financing services to the individual investors. The Company further offers different investment periods to investors ranging from 1 to 12 months with various annual interest rates while those credit rights are held by the investors. The term of the sales require the Company to repurchase those creditors’ rights from investors prior to or upon the maturity of the investment period. As a result, the sales of those creditors’ rights are not accounted for as a sale and remain on the consolidated balance sheet and are recorded as payable to investors in the Company’s consolidated balance sheet.

Property and equipment, net
Property and equipment, net

Property and equipment, net is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Building	46 years
Furniture and vehicles	5 years
Computer equipment and application software	2-3 years
Leasehold improvements	Over the lesser of the lease term or useful life of the assets

Intangible assets with indefinite lives

Intangible assets with indefinite lives

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test consists of the fair values of assets and their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. For the years ended December 31, 2014, 2015 and 2016, the Company recorded impairment loss for indefinite-lived intangible assets from discontinued operations of $13,658, $nil and $nil, and from continuing operations of $nil, $nil and $nil respectively.

Impairment of long-lived assets and intangible assets with definite lives
Impairment of long-lived assets and intangible assets with definite lives

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization. Depreciation and amortization is computed using the straight-line method.

The Company evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. The Company measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future undiscounted cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. For the years ended December 31, 2014, 2015 and 2016, the Company recorded impairment loss for intangible assets with definite life from discontinued operations of $1,496, $nil and $nil, and from continuing operations of $307, $nil and $nil, respectively.

Goodwill
Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

Goodwill is not amortized, but tested for impairment upon first adoption and annually, or more frequently if event and circumstances indicate that they might be impaired.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The fair value of each reporting unit is estimated using a discounted cash flow methodology. This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, and assumptions that are consistent with the plans and estimates being used to manage the Company's business, estimation of the long-term rate of growth for the Company's business, estimation of the useful life over which cash flows will occur, and determination of the Company's weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

The Company performs a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. In estimating the fair value of each reporting unit the Company estimates the future cash flows of each reporting unit, the Company has taken into consideration the overall and industry economic conditions and trends, market risk of the Company and historical information. The Company recorded $46,864, $nil and $nil impairment charges of goodwill for the years ended December 31, 2014, 2015 and 2016, respectively.

Revenue recognition
Revenue recognition

The Company recognizes revenues when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured.

Online advertising revenues

The Company provides advertisement placement services in its SNS platforms and online games. The Company primarily enters into pay-for-time contracts, under which the Company bills its customers based on the period of time to display the advertisements in the specific formats on specific web pages. The Company also enters into pay-for-volume arrangements, under which it bills its customers on the traffic volume basis, e.g. pay-per-click or pay-per-impression.

For pay-for-time contracts, revenue is recognized ratably over the period the advertising is displayed. For pay-for-volume contracts, revenue is recognized based on traffic volume tracked and the pre-agreed unit price.

Contractual billings in excess of recognized revenue and payments received in advance of revenue recognition are recorded as deferred revenues.

The Company principally enters into advertising placement contracts with advertisers' advertising agents and the Company offers volume rebates to certain advertisers' advertising agents. The Company recognizes estimated rebates as the reduction of revenues based on a systematic and rational allocation of the cost of honoring rebates earned and claimed to each of the underlying revenue transactions that results in progress by the customer toward earning the rebate or refund. Estimation of the total rebate is based on the estimates of the sales volume to be reached based on the historic experience of the Company. If amounts of future rebates cannot be reasonably estimated, a liability will be recognized for the maximum potential amount of the rebates.

Live streaming revenue

The Company generates live streaming revenue from both "Woxiu" and Renren mobile live streaming.

"Woxiu", which translates into "a show of your own" in Chinese, is a virtual stage the Company initially offered on the 56.com platform and then on the “Woxiu” platform after the completion of the disposition of 56.com (see Note 4.2). On "Woxiu", grassroots musicians and performers can live-stream their performances and share with viewers. Fans of the performing user can chat along with the performer and other live audience and purchase consumable virtual items on the platform with virtual currencies to show support to the performers. In the second quarter of 2016, the Company also launched its live streaming service on its Renren mobile terminal.

For both "Woxiu" and Renren mobile live streaming, the amount of virtual currencies consumed is maintained by the Company’s operating system and will be automatically deducted from users' accounts when the virtual currencies are used. Revenue is recognized monthly based on the virtual currencies consumed. The Company pays the performers a certain percentage of the virtual currencies consumed. The Company recognizes total revenue on a gross basis, and the commission paid to performers is recorded as cost of revenues. The Company calculates the amount of revenues recognized for each unit of virtual currency consumed using a moving weighted average method by dividing the total cumulative unrecognized deferred revenues by total unconsumed virtual currency.

Internet finance services

The Company generates revenue from its internet finance services business primarily through financing provided to used automobile dealers. Additionally, the Company also provided credit financing to college students on Renren Fenqi as well as apartment rental financing during the years ended December 31, 2015 and 2016. Both of those services were terminated in May 2016 and January 2016, respectively. The Company records financing income and service fees related to those services over the life of the underlying financing using the effective interest method on unpaid principal amounts. The service fees collected upfront, as well as the direct origination costs for the financing, are deferred and recognized as financing income as an adjustment to the yield on a straight line basis over the life of the portfolio financing.

-Used automobile financing

The Company provides short-term financing services to used automobile dealers to fund the car dealers’ cash needs for used automobile purchasing. The financing period is no more than 6 months and is secured by a pledge of the dealers' used automobiles with total value exceeding the principal of the financing. The Company charges an upfront service fee as well as financing income on a monthly basis.

-Financing for installment sales to college students

During the year ended December 31, 2015 and part of 2016, the Company provided financing services to college students on installment sales, through which students were able to purchase products online on Renren Fenqi or from other third-party online merchants through the Renren Fenqi platform and make payments on a monthly basis in 1 to 24 installments. The Company charged fees earned on the financing. The Company was not responsible for providing any post sale support or make any changes to the products and concluded that it was merely acting as an agent recording the related financing fee charged to the students ratably over the life of the underlying financing. The Company discontinued this service in May, 2016.

-Other financing

During the year ended December 31, 2015 and part of 2016, the Company provided rental financing services to individuals who are referred by apartment agents and needed funding to make a lump sum down payment to the apartment agents for a favorable discount of rental fee, as well as micro cash financing services to college students to fund their short-term consumption within a period of no more than 6 months. The Company generally charged financing income and service fees on a monthly basis. The Company discontinued this service in January 2016

In addition to the service fee charged for the above financing services, the Company also receives fees contingent on future events, mainly penalty fees for late repayment of the financing. Those contingent fees were immaterial for all periods presented.

Online game revenues

The Company generates revenues from the provision of online game, primarily web-based online game services. The online games can be accessed and played by end users free of charge but the end users may choose to purchase in-game merchandise or premium features to enhance their game playing experience using virtual currencies. The end users can purchase virtual currencies by making direct online payments or purchasing prepaid cards ("PP-Cards"). The Company uses on-line payment services operated by independent service providers and pays a fee for such services. Net proceeds received from these service providers after deduction of service fees are recorded as deferred revenues. The Company sells PP-Cards through distributors at a discount to the face value of the PP-Card. As the Company does not have control over and generally does not know the ultimate selling price of the PP-Cards sold by the distributors, net proceeds received from distributors after deduction of sales discounts are recorded as deferred revenues.

End users consume virtual currencies by purchasing in-game merchandise or premium features online. The Company calculates the monetary value of each unit of virtual currency consumed using a moving weighted average method by dividing the total cumulative unrecognized deferred revenues by total unconsumed virtual currencies monthly in advance.

The Company categorizes in-game merchandise or premium features as either consumptive or permanent. For the consumptive in-game merchandise or premium features, revenues are recognized when the in-game merchandise or premium features are first used by the end users. For the permanent in-game merchandise or premium features, revenues are recognized ratably over the estimated average playing period of paying players for each applicable game, which represents the Company's best estimate of the estimated average life of permanent in-game merchandise or premium features.

In estimating the average playing period of paying players for each applicable game, the Company considers the charging data, which are affected by various factors such as acceptance and popularity of the game, the game updates and other in-game items, promotional events launched, future operating strategies and market conditions. Given the short operating history of the Company's online games, the estimated average playing period of paying players for each applicable game may not accurately reflect the actual lives of the permanent in-game merchandise or premium features in that game. The Company reviews, at least annually, the average playing period of paying players for all applicable games to determine whether the estimated lives for permanent in-game merchandise or premium features remain reasonable. Based on the Company's latest review, such estimated lives remain reasonable and have not changed significantly over time. The Company may revise its estimates as it continues to collect operating data, and refine its estimation process and results accordingly. All paying players' data in an applicable game collected since the launch date of such game are used to perform the relevant assessment for that applicable game.

If there is insufficient player data to determine the average playing period of paying players for an applicable game, such as in the case of a newly launched game, the Company estimates the average playing period of paying players based on other similar games the Company or third parties operate, taking into account of the game profile, the target audience and the appeal to paying players of different demographics, until sufficient data is collected, which is normally up to 12 months after launch.

The amount associated with unused virtual currencies, which are without contractual expiration term, is carried as deferred revenues indefinitely as the Company was not able to reasonably estimate the amount of virtual currency which will be ultimately given up by the users.

The Company also entered into revenue sharing agreements with various third-party game developers, under which the Company provides links of online games developed by those third-party game developers on the Company's platforms while the third-party game developers operate the games, including providing game software, hardware, technical support and customer services. All of the web games developed by third-party game developers can be accessed and played by game players on the Company's platforms without downloading separate software. The Company views the game developers to be its customers and considers its responsibility under such agreements to be that of distribution and payment collection for such games. The Company primarily collects payments from game players in connection with the sale of in-game currencies and remits the agreed-upon percentages of the proceeds to the game developers with the residual portion of such proceeds being deferred for revenue recognition until the estimated consumption date (the estimated date by which in-game currencies are consumed within the games for purchase of in-game merchandise or premium features), which is typically within a short period of time after the purchase of the in-game currencies. Purchase of in-game currencies is not refundable unless there is unused in-game currency at the time a game is discontinued. Typically, a game will only be discontinued when the monthly revenue generated by a game becomes insignificant.

During 2015, the Company reached a resolution to dispose of the Online Gaming; the disposal was completed in March 2016. As such, online gaming revenues are included in discontinued operations for all periods presented (see Note 4.3).

Cost of revenues
Cost of revenues

Cost of revenues consists of costs directly related to online advertising and IVAS business as well as costs incurred related to the internet financing operations which mostly include interest expenses paid to investors on Renren Licai and interest paid for asset-backed securities as well as provisions for financing receivables losses.

Business taxes	Business taxes The Company reports revenue net of business taxes. Business taxes deducted in arriving at net revenue during 2014, 2015 and 2016 were $nil, $25 and $77, respectively.

Value added taxes
Value added taxes

The value-added tax ("VAT") is also reported as a deduction to revenue when incurred and amounted to $2,356, $1,217 and $4,080 for the years ended December 31, 2014, 2015 and 2016, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expense and other current liabilities on the consolidated balance sheet.

Income taxes
Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Company did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2014, 2015 and 2016, respectively.

Financial instruments
Financial instruments

Financial instruments include cash and cash equivalents, term deposits, restricted cash, accounts receivable, financing receivable, amounts due from/to related parties, short-term investments, long-term financing receivable, long-term investments, accounts payable, short-term debt, payable to investors, long-term debt, written put option and liability-classified warrant.

The fair value of cash and cash equivalents, term deposits, restricted cash, accounts receivable, amounts due from/to related parties, accounts payables, short-term debt and payable to investors approximate their carrying amounts reported in the consolidated balance sheets due to the short-term maturity of these instruments. The short-term investments, written put option, available-for-sale investments and liability-classified warrant are carried at fair value. The carrying value of financing receivables approximates fair value which was estimated by discounting scheduled cash flows through the estimated maturity with estimated discount rates based on current offering rates of comparable loans with similar terms. The carrying value of long-term debt approximates fair value as its interest rates are at the same level of the current market yield for comparable debts. The cost method investments are carried at carrying value and held-to-maturity investments are carried at amortized cost.

Research and development expenses
Research and development expenses

Research and development expenses are primarily incurred for development of new services, features and products for the Company's SNS, online games, internet finance business as well as further improve the Company's technology infrastructure to support these businesses. The Company has expensed all research and development costs when incurred.

Foreign currency translation
Foreign currency translation

The functional and reporting currency of the Company is the United States dollar ("US dollar"). The financial records of the Company's subsidiaries and VIEs located in the PRC, Japan, Taiwan, Hongkong and Korea are maintained in their local currencies, Renminbi ("RMB"), Japanese Yen ("JPY"), New Taiwan Dollar ("TWD"), Hong Kong Dollar ("HKD") and Korea Won ("KRW"), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Company's entities with functional currency of RMB, TWD, HKD, KRW and JPY, translate their operating results and financial positions into US dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the statements of comprehensive (loss) income.

Comprehensive (loss) income
Comprehensive (loss) income

Comprehensive (loss) income includes net income or loss, unrealized gain (loss) on short-term investments, long-term available-for-sale investments and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive (loss) income.

Share-based compensation
Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the applicable vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods. Share options granted to employees with market conditions attached are measured at fair value on the grant date and are recognized as the compensation costs over the estimated requisite service period, regardless of whether the market condition has been met.

Share awards issued to non-employees are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

A change in any of the terms or conditions of share options is accounted for as a modification of stock options. The Company calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Earnings per share
Earnings per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflect the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Company had stock options, which could potentially dilute basic earnings per share in the future. For market-based stock awards, the options are included in the computation of diluted earnings per share if the market condition has been met at the end of reporting period. To calculate the number of shares for diluted income per share, the effect of share options is computed using the treasury stock method. Potential ordinary shares in the diluted net loss per share computation are excluded in periods of losses from continuing operations as their effect would be anti-diluted.

Accounting pronouncements newly adopted
Accounting pronouncements newly adopted

In February 2015, the FASB issued ASU 2015-02, “Consolidation (Topic 810) — Amendments to the Consolidation Analysis”. The amendments in Topic 810 respond to stakeholders’ concerns about the current accounting for consolidation of variable interest entities, by changing aspects of the analysis that a reporting entity must perform to determine whether it should consolidate such entities. Under the amendments, all reporting entities are within the scope of Subtopic 810-10, Consolidation – Overall, including limited partnerships and similar legal entities, unless a scope exception applies. The amendments are intended to be an improvement to current U.S. GAAP, as they simplify the codification of FASB Statement No. 167, Amendments to FASB Interpretation No. 46 (R), with changes including reducing the number of consolidation models through the elimination of the indefinite deferral of Statement 167 and placing more emphasis on risk of loss when determining a controlling financial interest. The amendments are effective for publicly-traded companies for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. Earlier adoption is permitted. The Company adopted this ASU on January 1, 2016. The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

Recent accounting pronouncements not yet adopted
Recent accounting pronouncements not yet adopted

In May 2014, the FASB issued, ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”. The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry-specific guidance, in current U.S. generally accepted accounting principles.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

•	Step 1: Identify the contract (s) with a customer.

•	Step 2: Identify the performance obligations in the contract.

•	Step 3: Determine the transaction price.

•	Step 4: Allocate the transaction price to the performance obligations in the contract.

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

In August 2015, FASB issued its final standard formally amending the effective date of the new revenue recognition guidance. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In November 2015, the FASB issued a new pronouncement which changes how deferred taxes are classified on organizations’ balance sheets. The ASU eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. The amendments apply to all organizations that present a classified balance sheet. For public companies, the amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In January 2016, the FASB issued a new pronouncement which is intended to improve the recognition and measurement of financial instruments. The ASU affects public and private companies, not-for-profit organizations, and employee benefit plans that hold financial assets or owe financial liabilities.

The new guidance makes targeted improvements to existing US GAAP by:

•
Requiring equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income;

•	Requiring public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes;

•
Requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements;

•	Eliminating the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities;

•
Eliminating the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; and

•
Requiring a reporting organization to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (also referred to as “own credit”) when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption of the own credit provision. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance, but expects that most existing operating lease commitments will be recognized as operating lease obligations and right-of-use assets as a result of this adoption.

In March 2016, the FASB issued a new pronouncement ASU 2016-07, Investments—Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting, which affects all entities that have an investment that becomes qualified for the equity method of accounting as a result of an increase in the level of ownership interest or degree of influence. The amendments eliminate the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. Therefore, upon qualifying for the equity method of accounting, no retroactive adjustment of the investment is required. The amendments require that an entity that has an available-for-sale equity security that becomes qualified for the equity method of accounting recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method. The amendments should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. The amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Earlier application is permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718). The new guidance simplifies certain aspects related to income taxes, statement of cash flows, and forfeitures when accounting for share-based payment transactions. This new guidance will be effective for the Company for the first reporting period beginning after December 15, 2016, with earlier adoption permitted. Certain of the amendments related to timing of the recognition of tax benefits and tax withholding requirements should be applied using a modified retrospective transition method. Amendments related to the presentation of the statement of cash flows should be applied retrospectively. All other provisions may be applied on a prospective or modified retrospective basis. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In June 2016, the FASB issued a new pronouncement ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. The ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The ASU is effective for SEC filers for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all organizations for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In August 2016, the FASB issued a new pronouncement ASU 2016-15, which amends the guidance in ASC 230 on the classification of certain cash receipts and payments in the statement of cash flows. The primary purpose of the ASU is to reduce the diversity in practice that has resulted from the lack of consistent principles on this topic. The ASU’s amendments add or clarify guidance on eight cash flow issues:

•	Debt prepayment or debt extinguishment costs.

•	Settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing.

•	Contingent consideration payments made after a business combination.

•	Proceeds from the settlement of insurance claims.

•	Proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies.

•	Distributions received from equity method investees.

•	Beneficial interests in securitization transactions.

•	Separately identifiable cash flows and application of the predominance principle.

For public business entities, the guidance in the ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for all entities. Entities must apply the guidance retrospectively to all periods presented but may apply it prospectively from the earliest date practicable if retrospective application would be impracticable. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In November 2016, the FASB issued a new pronouncement, ASU 2016-18, which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. Key requirements of the ASU are as follows:

•
An entity should include in its cash and cash-equivalent balances in the statement of cash flows those amounts that are deemed to be restricted cash and restricted cash equivalents. The ASU does not define the terms “restricted cash” and “restricted cash equivalents” but states that an entity should continue to provide appropriate disclosures about its accounting policies pertaining to restricted cash in accordance with other GAAP. The ASU also states that any change in accounting policy will need to be assessed under ASC 250.

•
A reconciliation between the statement of financial position and the statement of cash flows must be disclosed when the statement of financial position includes more than one line item for cash, cash equivalents, restricted cash, and restricted cash equivalents.

•
Changes in restricted cash and restricted cash equivalents that result from transfers between cash, cash equivalents, and restricted cash and restricted cash equivalents should not be presented as cash flow activities in the statement of cash flows.

•	An entity with a material balance of amounts generally described as restricted cash and restricted cash equivalents must disclose information about the nature of the restrictions.

For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company is currently evaluating the impact on its consolidated financial statements of adopting  this guidance.